Segment information - Results of each reportable segment (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of operating segments [line items]
Number of reportable segments | segment	2
Revenue	$ 275,761,298	$ 275,852,753	$ 65,179,515
Gross profit	131,554,886	106,131,211	26,344,819
Prevention
Disclosure of operating segments [line items]
Revenue	15,774,457	16,571,535	14,264,972
Gross profit	6,538,453	7,546,593	6,332,833
Diagnostics
Disclosure of operating segments [line items]
Revenue	259,986,841	259,281,218	50,914,543
Gross profit	127,180,380	100,125,889	20,983,200
Unallocated
Disclosure of operating segments [line items]
Gross profit	$ (2,163,947)	$ (1,541,271)	$ (971,214)